Property And Equipment, Net (Details)		12 Months Ended
	Oct. 12, 2020 HKD ($)	Sep. 30, 2023 HKD ($)	Sep. 30, 2023 USD ($)	Sep. 30, 2022 HKD ($)	Sep. 30, 2022 USD ($)	Sep. 30, 2021 HKD ($)	Sep. 30, 2021 USD ($)
Property And Equipment, Net [Abstract]
Depreciation		$ 1,943,260	$ 248,204	$ 2,253,593		$ 2,775,397
impairment loss property and equipment (in Dollars)
Granting budget	$ 300,000,000